Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Summary of future contractual obligations

Year	Research andDevelopment	Property and Other Leases	Total
2013	$31,300	$26,400	$57,700
2014	100,000	101,200	201,200
2015	75,000	24,900	99,900
2016	75,000	-	75,000
2017	75,000	-	75,000
Total	$356,300	$152,500	$508,800

Year	Research and Development	Property and Other Leases	Total
2013	$100,000	$105,000	$205,000
2014	100,000	101,200	201,200
2015	75,000	25,000	100,000
2016	75,000	-	75,000
2017	75,000	-	75,000
Total	$425,000	$231,200	$656,200